InvestorACInstitutionalandClassR [Member] Performance Management - Investor A, C, Institutional and Class R - BlackRock International Select Equity Fund	Jun. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
Effective February 25, 2025, the Fund changed its name, investment process and investment strategies. Performance for the periods prior to February 25, 2025 shown below is based on the investment process and investment strategies utilized by the Fund under the name “BlackRock EuroFund.” The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund’s returns prior to October 23, 2018 shown below are the returns of the Fund when it followed different investment strategies. The table compares the Fund’s performance to that of the MSCI EMU Index (Net). Effective February 25, 2025, the Fund removed the MSCI EMU Index and added the MSCI EAFE Index (Net) as the performance benchmark against which the Fund measures its performance, which latter is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies. Fund management believes that this change in the benchmark index more accurately reflects the investment strategy of the Fund. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting www.blackrock.com or can be obtained by phone at (800) 882-0052.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance (before and after taxes) is not an indication of futureresults.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how the Fund’s performancehas varied year by year and provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The tablecompares the Fund’s performance to that of the MSCI EMU Index (Net). Effective February 25, 2025, the Fundremoved the MSCI EMU Index and added the MSCI EAFE Index (Net) as the performance benchmark against which theFund measures its performance, which latter is relevant to the Fund because it has characteristics similar to theFund’s investment strategies. Fund management believes that this change in the benchmark index more accuratelyreflects the investment strategy of the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Investor A Shares ANNUAL TOTAL RETURNS BlackRock International Select Equity Fund As of 12/31
Bar Chart Closing [Text Block]
During the ten-year period shown in the bar chart, the highest return for a quarter was 23.46% (quarter ended June 30, 2020) and the lowest return for a quarter was -23.26% (quarter ended March 31, 2020). The year-to-date return as of September 30, 2025 was 20.40%.

Performance Table Heading	For the periods ended 12/31/24Average Annual Total Returns
Performance Table Narrative
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor C, Institutional and Class R Shares will vary.

Performance Table Does Reflect Sales Loads	However, the table includes all applicable fees and sales charges.
Performance Table Market Index Changed	The tablecompares the Fund’s performance to that of the MSCI EMU Index (Net). Effective February 25, 2025, the Fundremoved the MSCI EMU Index and added the MSCI EAFE Index (Net) as the performance benchmark against which theFund measures its performance, which latter is relevant to the Fund because it has characteristics similar to theFund’s investment strategies. Fund management believes that this change in the benchmark index more accuratelyreflects the investment strategy of the Fund.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do notreflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and maydiffer from those shown, and the after-tax returns shown are not relevant to investors who hold their shares throughtax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown forInvestor A Shares only, and the after-tax returns for Investor C, Institutional and Class R Shares will vary.
Performance Availability Website Address [Text]	www.blackrock.com
Performance Availability Phone [Text]	(800) 882-0052
Investor A Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	20.40%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	23.46%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(23.26%)
Lowest Quarterly Return, Date	Mar. 31, 2020